SHAREHOLDERS EQUITY (DEFICIT)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
STATEMENTS OF OPERATIONS (Unaudited)
NOTE 17 - SHAREHOLDERS EQUITY (DEFICIT)

NOTE 17 - SHAREHOLDERS’ EQUITY (DEFICIT)

The company has an unlimited number of shares of common stock authorized, and has issued 305,451,498 shares with no par value as of June 30, 2021.

On March 29, 2019, the company has issued 100,000,000 shares with no par value to thirty-three founders. On September 3, 2019, the company has issued a total 74,000 shares at $3 each to 5 non-US shareholders. The total outstanding shares has increased to 100,074,000 shares as at December 31, 2019.

In February 2020, there are 1,666,666 shares issued at $3 per share to 2 new shareholders. On July 10, 2020, the company has issued another 26,000 shares at $3 per share to 2 new shareholders and the total outstanding shares has increased to 101,766,666 shares.

On September 15, 2020, the Wyoming Secretary of State approved the Company’s certificate of amendment to amend its Articles of Incorporation to effectuate a 3 for 1 forward stock split. The total issued and outstanding shares of the Company’s common stock has been increased from 101,766,666 to 305,299,998 shares, with the par value unchanged at zero.

On September 21, 2020, there are 151,500 shares issued at $5 per share to 303 new shareholders, the Company’s common stock issued has been increased to 305,451,498 shares as of December 31, 2020.

NOTE 12 - EQUITY

The company has an unlimited number of shares of common stock authorized, and has issued 305,451,498 shares with no par value as of December 31, 2020.

On March 29, 2019, the company has issued 100,000,000 shares with no par value to thirty-three founders. On September 3, 2019, the company has issued a total 74,000 shares at $3 each to 5 non-US shareholders. The total outstanding shares has increased to 100,074,000 shares as at December 31, 2019.

In February, 2020, there are 1,666,666 shares issued at $3 per share to 2 new shareholders. On July 10, 2020, the company has issued another 26,000 shares at $3 per share to 2 new shareholders and the total outstanding shares has increased to 101,766,666 shares.

On September 15, 2020, the Wyoming Secretary of State approved the Company’s certificate of amendment to amend its Articles of Incorporation to effectuate a 3 for 1 forward stock split. The total issued and outstanding shares of the Company’s common stock has been increased from 101,766,666 to 305,299,998 shares, with the par value unchanged at zero.

On September 21, 2020, there are 151,500 shares issued at $5 per share to 303 new shareholders, the Company’s common stock issued has been increased to 305,451,498 shares as of December 31, 2020.